CONSOLIDATED STATEMENTS OF OPERATIONS (Parentheticals) - Related Party - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Research and development from related party	$ 17	$ 17	$ 34	$ 34	$ 69	$ 49
General and administrative from related party	12	12	24	24	48	37
Financial expenses, net from related party	$ 60	$ 0	$ 135	$ 0	$ 83	$ 0